Fair Value Measurements (Tables)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of assets that are measured at fair value on a recurring basis

	March 31, 2021
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Marketable securities	$185,809	$—	$185,809	$—

Liabilities:
Warrants	$15,561	$—		$15,561

	December 31, 2020
	Total	Level 1	Level 2	Level 3
	(In thousands)
Marketable securities	$185,997	$—	$185,997	$—

The following table presents information about the Company’s marketable securities as of December 31, 2020 and 2019, measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. There have not been any transfers between the levels during the periods.

	December 31, 2020
	Total	Level 1	Level 2	Level 3
	(In thousands)
Marketable securities	$185,997	$—	$185,997	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
	(In thousands)
Marketable securities	$112,893	$—	$112,893	$—

Summary of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements:

	At February 10, 2021 (Closing Date)	As of March 31, 2021
Stock price	$10.42	$10.45
Strike price	$11.50	$11.50
Term (in years)	5.0	4.9
Volatility	35.3%	35.5%
Risk-free rate	0.5%	0.9%
Dividend yield	0.0%	0.0%
Fair value of warrants	$2.64	$2.69

Panacea Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	December 31, 2020	Level 1		Level 2		Level 3
Assets
Investments held in Trust Account – U.S. Treasury Securities Money
Market Fund	$143,757,011		$143,757,011		$—	$—

Liabilities
Warrant Liability – Public Warrants	$15,333,334		$—		$—	$15,333,334
Warrant Liability – Private Placements Warrants	609,375		—		—	609,375

Total warrant liabilities	$15,942,709	$		$		$15,942,709

FPA liability	$6,966,666	$		$		$6,966,666

Summary of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements:

	At July 6, 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$8.50	$11.60
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	40.0%	40.0%
Risk-free rate	0.46%	0.38%
Dividend yield	0.0%	0.0%
Fair value of warrants	$1.60	$3.22
Fair value of FPA liability	$1.25	$2.09

Summary of Changes in the Fair Value of the Warrant Liabilities and FPA Liability
The following table presents the fair value of the Warrant liabilities and FPA liability at July 6, 2020 and December 31, 2020:
At July 6, 2020

	Securities	Value	Fair value
Private placement	162,500	$305,500	$1.88
Public	4,791,667	7,618,751	$1.59
Total warrants	4,954,167	7,924,251	$1.60
FPA liability	3,333,333	$4,174,999	$1.25
At December 31, 2020

	Securities	Value	Fair value
Private placement	162,500	$609,375	$3.75
Public	4,791,667	15,333,334	$3.20
Total warrants	4,954,167	15,942,709	$3.22
FPA liability	3,333,333	$6,966,666	$2.09

summary of the changes in the fair value of the warrant liability and FPA liability,, measured on a recurring basis.
The following table presents a summary of the changes in the fair value of the warrant liability, measured on a recurring basis.

	Public	Private Placement
Fair value as of April 24, 2020 (inception)	$—	$—
Fair value as of July 6, 2020 (i s suance)	7,618,750	305,500
Change in fair value (1)	7,714,584	303,875

Fair value as of December 31, 2020	$15,333,334	$609,375

The following table presents a summary of the changes in the fair value of the FPA liability, measured on a recurring basis.

FPA Liability
Fair value as of April 24, 2020 (inception)	$—
Change in fair value (1)	6,966,666

Fair value as of December 31, 2020	$6,966,666

(1)	Represents the non-cash change in valuation and is included in change in fair value of warrants liability and FPA liability on the consolidated statement of operations.